Statements of Operations (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Product Sales - net	$ 5,955,704	$ 3,221,320
Cost of Goods Sold	4,472,528	2,543,921
Gross Profit	1,483,176	677,399
General and Administrative Expenses	1,014,929	93,565
Research and Development	595,166	267,335
	1,610,095	360,900
(Loss) Income Before Other Income (Expenses)	(126,919)	316,499
Interest expense	(255,503)	(130,905)
Interest income	1,267	1,693
	(254,236)	(129,212)
(Loss) Income Before Income taxes	(381,155)	187,287
Provision for Income Tax (Benefit) Expense	(41,200)	60,215
Net (Loss) Income	$ (339,955)	$ 127,072
Basic (in Dollars per share)	$ (0.01)	$ 0.00
Diluted (in Dollars per share)	$ (0.01)	$ 0.00
Basic (in Shares)	49,960,405	79,195,292
Diluted (in Shares)	49,960,405	80,635,292